COMMITMENTS (Details 1) (USD $)	Dec. 31, 2011
Minimum lease payments	$ 6,955
Less interest	629
Present value of net minimum lease payments	6,326
Fiscal Year 2012 [Member]
Minimum lease payments	2,608
Less interest	373
Present value of net minimum lease payments	2,235
Fiscal Year 2013 [Member]
Minimum lease payments	2,608
Less interest	211
Present value of net minimum lease payments	2,397
Fiscal Year 2014 [Member]
Minimum lease payments	1,739
Less interest	45
Present value of net minimum lease payments	$ 1,694